PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 157	$ 79
Accumulated Depreciation, Property, Plant, and Equipment	60	30
Depreciated cost	97	49
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63	32
Accumulated Depreciation, Property, Plant, and Equipment	30	17
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41	23
Accumulated Depreciation, Property, Plant, and Equipment	3	2
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	39	5
Accumulated Depreciation, Property, Plant, and Equipment	17	1
Clinical and Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14	19
Accumulated Depreciation, Property, Plant, and Equipment	$ 10	$ 10